NOTE 17 SHARE ISSUANCES SINCE JUNE 18, 2004 (INCEPTION) (Details) (USD $)	12 Months Ended										114 Months Ended	48 Months Ended		12 Months Ended						48 Months Ended	12 Months Ended										48 Months Ended	12 Months Ended	48 Months Ended	12 Months Ended													24 Months Ended	48 Months Ended	12 Months Ended								6 Months Ended		12 Months Ended														24 Months Ended	48 Months Ended	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2005	Dec. 31, 2004	Dec. 31, 2013	Dec. 31, 2007 Conversion of Series A Preferred Stock [Member] Equity Transactions Prior to 2008 [Member]	Dec. 31, 2007 Conversion of Note Payable [Member] Non-Convertible Note Prior to 2008 [Member]	Dec. 31, 2011 Conversion of Note Payable [Member] Convertible Note on June 17, 2010 [Member] Tangiers Investors, LP [Member]	Dec. 31, 2011 Conversion of Note Payable [Member] Convertible Note on September 27, 2010 [Member] Tangiers Investors, LP [Member]	Dec. 31, 2011 Conversion of Note Payable [Member] Convertible Note on December 30, 2010 [Member] Tangiers Investors, LP [Member]	Dec. 31, 2010 Conversion of Note Payable [Member] Convertible Note on December 30, 2010 [Member] Tangiers Investors, LP [Member]	Dec. 31, 2010 Conversion of Note Payable [Member] Convertible Note on January 4, 2011 [Member] Asher Enterprises, Inc. [Member]	Dec. 31, 2013 Conversion of Note Payable [Member] Convertible Note on July 11, 2012 [Member] JMJ Financial [Member]	Dec. 31, 2007 Conversion of Note Payable #2 [Member] Non-Convertible Note Prior to 2008 [Member]	Dec. 31, 2011 Conversion of Convertible Note, Principal [Member] Convertible Note on June 17, 2010 [Member] Tangiers Investors, LP [Member]	Dec. 31, 2011 Conversion of Convertible Note, Principal [Member] Convertible Note on September 27, 2010 [Member] Tangiers Investors, LP [Member]	Dec. 31, 2010 Conversion of Convertible Note, Principal [Member] Convertible Note on December 30, 2010 [Member] Tangiers Investors, LP [Member]	Dec. 31, 2010 Conversion of Convertible Note, Principal [Member] Convertible Note on January 4, 2011 [Member] Asher Enterprises, Inc. [Member]	Dec. 31, 2011 Conversion of Note Payable, Accrued Interest [Member] Convertible Note on June 17, 2010 [Member] Tangiers Investors, LP [Member]	Dec. 31, 2011 Conversion of Note Payable, Accrued Interest [Member] Convertible Note on September 27, 2010 [Member] Tangiers Investors, LP [Member]	Dec. 31, 2010 Conversion of Note Payable, Accrued Interest [Member] Convertible Note on December 30, 2010 [Member] Tangiers Investors, LP [Member]	Dec. 31, 2010 Conversion of Note Payable, Accrued Interest [Member] Convertible Note on January 4, 2011 [Member] Asher Enterprises, Inc. [Member]	Dec. 31, 2004 Series A Preferred Stock [Member] Company Founder [Member]	Dec. 31, 2009 Series A Preferred Stock [Member] Chief Executive Officer [Member]	Dec. 31, 2007 Series A Preferred Stock [Member] Equity Transactions Prior to 2008 [Member]	Dec. 31, 2004 Series A Preferred Stock [Member] Ultimate Jukebox, Inc. and NetMusic Corp. [Member]	Dec. 31, 2007 Series I Preferred Stock [Member] Equity Transactions Prior to 2008 [Member]	Dec. 31, 2009 Series G Preferred Stock [Member] Chief Executive Officer [Member]	Dec. 31, 2012 Series G Preferred Stock [Member]	Dec. 31, 2004 Company Founder [Member]	Dec. 31, 2008 Majority Shareholder [Member]	Dec. 31, 2009 Chief Executive Officer [Member] Stock Issued to Private Investor [Member]	Dec. 31, 2013 Chief Executive Officer [Member]	Dec. 31, 2011 Chief Executive Officer [Member]	Dec. 31, 2010 Chief Executive Officer [Member]	Dec. 31, 2009 Chief Executive Officer [Member]	Dec. 31, 2010 Board of Directors Chairman [Member]	Dec. 31, 2013 Director [Member]	Dec. 31, 2013 Commissions to Carter Terry & Company [Member]	Dec. 31, 2012 Commissions to Carter Terry & Company [Member]	Dec. 31, 2013 Commissions to Carter Terry & Company [Member]	Dec. 31, 2007 Equity Transactions Prior to 2008 [Member]	Dec. 31, 2012 Services Rendered [Member] Geological Services [Member]	Dec. 31, 2011 Services Rendered [Member] Geological Services [Member]	Dec. 31, 2012 Services Rendered [Member]	Dec. 31, 2009 Services Rendered [Member]	Dec. 31, 2008 Services Rendered [Member]	Dec. 31, 2010 Private Placement [Member]	Dec. 31, 2009 Private Placement [Member]	Dec. 31, 2008 Private Placement [Member]	Dec. 31, 2013 Tangiers Securities Purchase Agreement [Member] Tangiers Investors, LP [Member]	Jun. 30, 2013 Tangiers Securities Purchase Agreement [Member] Tangiers Investors, LP [Member]	Dec. 31, 2012 Tangiers Securities Purchase Agreement [Member] Tangiers Investors, LP [Member]	Dec. 31, 2011 Tangiers Securities Purchase Agreement [Member] Tangiers Investors, LP [Member]	Dec. 31, 2010 Tangiers Securities Purchase Agreement [Member] Tangiers Investors, LP [Member]	Dec. 31, 2009 Tangiers Securities Purchase Agreement [Member] Tangiers Investors, LP [Member]	Dec. 31, 2011 Tangiers Securities Purchase Agreement Issuances after October 24, 2011 [Member] Tangiers Investors, LP [Member]	Dec. 31, 2010 Settlement of Consulting Agreement [Member]	Dec. 31, 2013 Geological Services [Member]	Dec. 31, 2013 Mine Safety and Health Services [Member]	Dec. 31, 2013 Mining Services [Member]	Dec. 31, 2004 Ultimate Jukebox, Inc. and NetMusic Corp. [Member]	Dec. 31, 2013 Ruby Development Company [Member]	Dec. 31, 2012 Ruby Development Company [Member]	Dec. 31, 2011 Ruby Development Company [Member]	Dec. 31, 2010 Ruby Development Company [Member]	Dec. 31, 2011 Ruby Development Company [Member]	Dec. 31, 2007 Non-Convertible Note Prior to 2008 [Member]	Dec. 31, 2010 Convertible Note on June 17, 2010 [Member] Tangiers Investors, LP [Member]	Dec. 31, 2010 Convertible Note on September 27, 2010 [Member] Tangiers Investors, LP [Member]	Dec. 31, 2012 Convertible Note on December 30, 2010 [Member] Tangiers Investors, LP [Member]	Dec. 31, 2011 Convertible Note on December 30, 2010 [Member] Tangiers Investors, LP [Member]	Dec. 31, 2010 Convertible Note on December 30, 2010 [Member] Tangiers Investors, LP [Member]	Dec. 31, 2010 Convertible Note on January 4, 2011 [Member] Asher Enterprises, Inc. [Member]	Dec. 31, 2012 Convertible Note on August 2, 2012 [Member] Tonaquint, Inc. [Member]	Dec. 31, 2012 Convertible Note on December 30, 2011 [Member] Tangiers Investors, LP [Member]	Dec. 31, 2013 Convertible Note on July 11, 2012 [Member] JMJ Financial [Member]	Dec. 31, 2012 Convertible Note on July 11, 2012 [Member] JMJ Financial [Member]	Dec. 31, 2012 Convertible Note on July 11, 2012 [Member]
NOTE 17 SHARE ISSUANCES SINCE JUNE 18, 2004 (INCEPTION) (Details) [Line Items]
Stock Issued During Period, Shares, New Issues (in Shares)	5,699,885	3,636,619	880,982																										1,200,000							320,000																					13,564,152	5,700,049	3,636,619	19,726,822			880,982
Stock Issued During Period, Value, New Issues																																				$ (1,520)																					$ 459,000	$ 197,000	$ 227,000
Stock Issued During Period, Shares, Acquisitions (in Shares)																																1,200,000																																				320,000					10,000,000
Preferred Stock, Conversion Basis												one share of common stock per two shares of preferred stock																	one common share per two preferred shares	5 shares of common		one common share per two preferred shares		1/100 of an ounce of gold, or 20 shares of common
Stock Issued During Period, Value, Acquisitions																																																																				(1,520)					150,000
Stock Issued During Period, Shares, Issued for Services (in Shares)																																												277,778				12,005,491	26,650	42,857		2,500,000	5,500,000											550,000	57,143	94,563	40,000
Stock Issued During Period, Value, Issued for Services	9,263	10,660	3,000		29,750	230,000	970,000	1,544,500	2,586,167																																			10,000				5,100,667	4,000	3,000		29,750	230,000											62,095	4,000	3,782	1,480
Shares Issued During Period, Shares, Converstion of Convertible Debt (in Shares)																																																2,574,127
Stock Issued Druing Period, Value, Conversion of Convertible Debt	283,921		173,852				121,500	2,207,600	180,225											121,500																												2,510,825
Development Stage Entities, Stock Issued, Shares, Issued for Cash (in Shares)																																																302,643						5,000,000	21,800,000	2,275,000				10,314,967
Development Stage Entities, Stock Issued, Value, Issued for Cash	459,300		768,000	50,000	173,000	10,000			517,700	5,000																																						522,700						50,000	173,000	10,000				857,000
Stock Repurchased and Retired During Period, Shares (in Shares)																																																(200,000)
Stock Repurchased and Retired During Period, Value							(2,000)																												100													(2,000)
Adjustments to Additional Paid in Capital, Other						10,000	70,623	164,371																													10,000											164,371
Stock Issued During Period, Shares, Share-based Compensation, Gross (in Shares)																														4,000,000			100	100,000									111,112
Preferred Stock, Voting Rights																														10 votes per share			the outstanding shares of Series I Preferred Stock shall vote together with the shares of Common Stock of the Corporation as a single class and, regardless of the number of shares of Series I Preferred Stock outstanding and as long as at least one of such shares of Series I Preferred Stock is outstanding, shall represent eighty percent (80%) of all votes entitled to be voted at any annual or special meeting of shareholders of the Corporation or action by written consent of shareholders.	no voting rights
Stock Issued During Period, Value, Share-based Compensation, Gross																																	101,000										10,000
Conversion of Stock, Shares Converted (in Shares)																															2,400,000
Stock Issued During Period, Shares, Conversion of Convertible Securities (in Shares)												1,200,000
Debt Conversion, Converted Instrument, Amount	180,000	0									433,912		50,000							100,000
Debt Conversion, Original Debt, Interest Rate of Debt													20.00%							10.00%
Debt Instrument, Maturity Date, Description													thirty days							one year																																																													nine (9) months from the Effective Date			twelve (12) months from the Effective Date
Debt Conversion, Converted Instrument, Shares Issued (in Shares)													1,250,000	863,681	1,600,467	1,437,416		557,528	11,229,545																																																																11,229,544
Debt Conversion, Original Debt, Amount														18,725	52,495		51,612	51,020	283,920	12,000	17,500	50,000	50,000	50,000	1,225	2,495	1,612	1,020																																																							283,920
Debt Instrument, Convertible, Beneficial Conversion Feature	0	321,002									177,974																																																															62,000
Stock Issued During Period, Value, Share-based Compensation, Net of Forfeitures	10,000		10,000																											253,785
Development Stage Entities, Stock Issued, Shares, Issued for Noncash Consideration (in Shares)																																						10,000,000			2,000,000
Increase (Decrease) in Deferred Compensation																																										(100,000)
Development Stage Entities, Stock Issued, Value, Issued for Noncash Consideration	180,000		180,000		187,500																																	187,500			180,000
Line of Credit Facility, Maximum Borrowing Capacity																																																														5,000,000
Line of Credit Facility, Description																																																												Tangiers will pay the Company 90% of the lowest volume weighted average price of the Company's common stock during the 5-day pricing period immediately following any advance notice		Tangiers will pay the Company 90% of the lowest volume weighted average price of the Company's common stock during the pricing period as quoted by Bloomberg, LP on the Over-the-Counter Bulletin Board ("OTCBB").
Line of Credit Facility, Covenant Terms																																																												limited to $100,000 per 10 consecutive trading days after the advance notice		limited to $100,000 per 10 consecutive trading days after the advance notice
Line of Credit Facility, Commitment Fee Amount																																																														85,000
Stock Issued During Period, Value, Commitment Fee on Equity Offering																																																														115,310
Stock Issued During Period, Shares, Restricted Stock Award, Gross (in Shares)																																													148,750	85,000	233,750				90,000										6,589,147																				85,000
Stock Issued During Period, Shares, Purchase of Assets (in Shares)																																																																								10,000,000
Stock Issued During Period, Value, Purchase of Assets				150,000																																																																				150,000
Proceeds from Lines of Credit																																																																											17,500	50,000			50,000
Proceeds from Loans																																																																																50,000
Debt Conversion, Converted Instrument, Warrants or Options Issued (in Shares)																																																																															500,000
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per Share)																																																																												$ 0.05	$ 0.05		$ 0.05
Proceeds from Warrant Exercises	0	0									25,000																																																																		25,000	25,000
Stock Issued During Period, Shares, Warrants Exercised (in Shares)																																																																														500,000
Debt Instrument, Face Amount																																																																												50,000			50,000		100,000	25,000		550,000
Debt Instrument, Unamortized Discount	0	0									0																																																																				14,195		10,000			123,017	98,366
Debt Instrument, Fee Amount																																																																																	3,000
Convertible Debt																																																																																	113,000
Debt Instrument, Interest Rate, Stated Percentage																																																																																	8.00%
Debt Instrument, Convertible, Conversion Price (in Dollars per share)																																																																																	$ 0.06
Debt Instrument, Periodic Payment																																																																																	37,666
Payments of Financing Costs	36,950	24,500									61,450																																		17,500	19,391	36,891																																		10,000
Stock Issued During Period, Value, Restricted Stock Award, Gross																																													6,481	5,610	12,091				6,660																														5,610
Proceeds from Issuance of Common Stock	197,000	201,464									488,464																																																201,464
Repayments of Notes Payable																																																																																		25,536
Class of Warrant or Rights Exercised (in Shares)		500,000	0	0																																																																									500,000
Class of Warrants or Rights Granted (in Shares)	4,000,000	4,800,000	2,250,000	13,000,000																																																																	4,000,000	2,000,000	2,000,000	10,000,000						500,000	500,000
Number of Partial Conversion Notices Received																			12
Deferred Compensation Arrangement with Individual, Shares Issued (in Shares)																																							5,000,000	2,000,000
Deferred Compensation Arrangement with Individual, Fair Value of Shares Issued																																							$ 180,000	$ 180,000